Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes

NOTE 14 – INCOME TAXES

Income tax expense was as follows:

	2012	2011	2010
Current federal	$—	$—	$198
Deferred federal	—	—	—

Total	$—	$—	$198

Effective tax rates differ from the federal statutory rate of 34% applied to loss before income taxes due to the following:

	2012	2011	2010
Federal statutory rate times financial statement income loss	$(1,280)	$(1,845)	$(2,269)
Effect of:
Bank owned life insurance income	(45)	(44)	(43)
Increase in deferred tax valuation allowance	$1,314	1,876	2,276
Other	11	13	234

	$—	$—	$198

Effective tax rate	0.0%	0.0%	-3.0%

Year-end deferred tax assets and liabilities were due to the following:

	2012	2011
Deferred tax assets:
Allowance for loan losses	$1,298	$1,775
Deferred loan fees	—	10
Post-retirement death benefits	70	64
Deferred compensation	93	85
Nonaccrual interest	83	80
Depreciation	71	41
Other real estate owned loss reserves	—	394
Tax mark-to-market adjustments on securities available for sale	36	131
Accrued stock awards	—	—
Net operating loss carryforward	1,904	6,628
Unrealized loss on securities available for sale	—	—
Other	72	79

	3,627	9,287
Deferred tax liabilities:
FHLB stock dividend	366	366
Mortgage servicing rights	9	12
Prepaid expenses	94	46
Unrealized gain on securities available for sale	36	131
Other	—	103

	505	658

Net deferred tax asset before valuation allowance	3,122	8,629
Deferred tax valuation allowance	(3,122)	(8,629)

Net deferred tax asset	$—	$—

Federal income tax laws provided additional deductions, totaling $2,250, for thrift bad debt reserves established before 1988. Accounting standards do not require a deferred tax liability to be recorded on this amount, which otherwise would total $765 at year-end 2012. However, if CFBank were wholly or partially liquidated or otherwise ceases to be a bank, or if tax laws were to change, this amount would have to be recaptured and a tax liability recorded. Additionally, any distributions in excess of CFBank’s current or accumulated earnings and profits would reduce amounts allocated to its bad debt reserve and create a tax liability for CFBank. The amount of additional taxable income created by such a distribution is an amount that, when reduced by the tax attributable to the income, is equal to the amount of the distribution. Thus, if CFBank makes a distribution that reduces the amount allocated to its bad debt reserve, then approximately one and one-half times the amount used would be includible in gross income for federal income tax purposes, assuming a 34% corporate income tax rate. CFBank does not intend to make distributions that would result in a recapture of any portion of its bad debt reserve.

As a result of the change in stock ownership associated with the stock offering completed in August 2012, within the guidelines of Section 382 of the Internal Revenue Code of 1986, the Company incurred an ownership change. At year-end 2012, the Company had net operating loss carryforwards of $25,941, which expire at various dates from 2024 to 2032, and alternative minimum tax credit carryforwards of $60, which do not expire. As a result, its ability to utilize carryforwards that arose before the stock offering closed is limited to $163 per year. Due to this limitation, management determined it is more likely than not that $20,342 of net operating loss carryforwards will expire unutilized and, as required by accounting standards, reduced deferred tax assets and the valuation allowance by $6,916 to reflect this lost realizability.

The Company maintained a valuation allowance against deferred tax assets at December 31, 2012 and December 31, 2011, based on its estimate of future reversal and utilization. When determining the amount of deferred tax assets that are more-likely-than-not to be realized, and therefore recorded as a benefit, the Company conducts a regular assessment of all available information. This information includes, but is not limited to, taxable income in prior periods, projected future income and projected future reversals of deferred tax items. Based on these criteria, the Company determined that it was necessary to establish a full valuation allowance against the entire net deferred tax asset.

At December 31, 2012 and 2011, the Company had no unrecognized tax benefits recorded. The Company does not expect the amount of unrecognized tax benefits to significantly change within the next twelve months.

The Company is subject to U.S. federal income tax and is no longer subject to federal examination for years prior to 2009.